Other comprehensive income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		¥ 52,040,814
Cumulative effect of changes in accounting principles related to financial instruments		295,965
Other comprehensive income/(loss)		2,673,657	¥ 298,688	¥ 988,567
Balance, end of the year	$ 8,693,326	59,770,973	52,040,814
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		661,685	1,483,737	540,121
Other comprehensive income/(loss)		2,696,784	(822,052)	943,616
Balance, end of the year		3,358,469	661,685	1,483,737
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		1,180,396	59,656	14,705
Cumulative effect of changes in accounting principles related to financial instruments		(1,156,642)
Other comprehensive income/(loss)		(23,127)	1,120,740	44,951
Balance, end of the year		627	1,180,396	59,656
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		1,842,081	1,543,393	554,826
Cumulative effect of changes in accounting principles related to financial instruments		(1,156,642)
Balance, end of the year		¥ 3,359,096	¥ 1,842,081	¥ 1,543,393